DISCONTINUED OPERATIONS (Schedule of Carrying amounts of assets and liabilities disposed) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying amounts of assets and liabilities disposed
Restricted cash		$ 3,223
Amounts due from related parties	$ 2,752	953
Assets held for sale		122,433
Current assets of discontinued operations		310
Long-term investment	$ 89,637	5,962
Non-current assets of discontinued operations		$ 33,791
Amounts due to related parties	$ 15,389
Current liabilities of discontinued operations		$ 72,628
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Carrying amounts of assets and liabilities disposed
Cash and cash equivalents		7,320
Restricted cash		11,172
Accounts receivable, net		61,459
Notes receivable		1,911
Prepaid concession fees		18,023
Prepaid expenses and other current assets		18,315
Amounts due from related parties		2,355
Deferred tax asset - current		1,101
Assets held for sale		777
Current assets of discontinued operations		122,433
Property and equipment, net		14,948
Acquired intangible assets, net		286
Long-term investment		3,087
Deferred tax assets - Non-current		3,681
Long term deposit		11,789
Non-current assets of discontinued operations		33,791
Total assets of discontinued operations		156,224
Accounts payable		55,129
Accrued expenses and other liabilities		6,635
Income tax payable		555
Deferred revenue		9,519
Amounts due to related parties		790
Current liabilities of discontinued operations		72,628
Deferred tax liabilities - non-current		72
Non-current assets of discontinued operations		72
Total liabilities of discontinued operations		$ 72,700